Retirement Plan (Schedule Of Plan Asset Fair Values) (Details) - USD ($) $ in Millions	Sep. 26, 2015	Sep. 27, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 142	$ 154
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31	15
Cash And Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	7
U.S. Large Cap Comingled Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37	47
U.S. Mid Cap Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24	27
U.S. Small Cap Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	6
International Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	10
Real Estate Equity Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	3
Corporate Bond Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21	28
Guaranteed Investment Account
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	11
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	64	81
Level 1 | Cash And Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	7
Level 1 | U.S. Mid Cap Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24	27
Level 1 | U.S. Small Cap Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	6
Level 1 | International Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	10
Level 1 | Real Estate Equity Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	3
Level 1 | Corporate Bond Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21	28
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	68	62
Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31	15
Level 2 | U.S. Large Cap Comingled Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37	47
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	11
Level 3 | Guaranteed Investment Account
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 10	$ 11